Average Annual Total Returns - AMG Managers Emerging Opportunities Fund	Feb. 01, 2021
Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	11.89%
10 Years	10.55%
Since Inception	14.22%	[1]
Inception Date	Oct. 01, 2011
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	13.26%
10 Years	11.20%
Since Inception	14.45%	[1]
Inception Date	Oct. 01, 2011
Class N
Average Annual Return:
1 Year	17.79%
5 Years	15.70%
10 Years	12.74%
Since Inception		[1]
Class N | Return After Taxes on Distributions
Average Annual Return:
1 Year	16.53%
5 Years	13.03%
10 Years	10.04%
Since Inception		[1]
Class N | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	11.42%
5 Years	11.96%
10 Years	9.64%
Since Inception		[1]
Class I
Average Annual Return:
1 Year	18.08%
5 Years	15.99%
10 Years
Since Inception	16.45%	[1]
Inception Date	Oct. 01, 2011

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on October 1, 2011.